Short-Term Borrowings and Long-Term Debt (Long-Term Debt with Original Maturities of More than One Year) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Debt Instrument [Line Items]
Obligations under finance leases	¥ 26,470	¥ 30,858
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Obligations under finance leases	Obligations under finance leases
Loan participation borrowings	¥ 366,766	¥ 272,164
Senior borrowings and bonds	16,673,563	11,072,660
Subordinated borrowings and bonds	3,771,702	3,538,438
Total	¥ 20,838,501	¥ 14,914,120